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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Jayhawk Capital Management, L.L.C.
            ------------------------------------------
Address:    5410 West 61st Place, Suite 100
            ------------------------------------------
            Mission, KS 66205
            ------------------------------------------

            ------------------------------------------


Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael D. Schmitz
          --------------------------------------------
Title:    CFO
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Phone:    913-642-2611
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael D. Schmitz             Mission, KS                   August 22, 2008
---------------------   --------------------------------------   ---------------
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                              -----------------------

Form 13F Information Table Entry Total:                    6
                                              -----------------------

Form 13F Information Table Value Total:      $        12,987
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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JAYHAWK CAPITAL MANAGEMENT, L.L.C.
FORM 13F INFORMATION TABLE
6/30/2008

           Column 1                 Column 2       Column 3   Column 4       Column 5       Column 6  Column 7       Column 8
        --------------         ----------------- ----------- --------- ------------------- ---------- -------- --------------------
                                                               VALUE   SHS OR PRN  SH/PRN  INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP    (X$1,000)   AMOUNT   PUT/CALL DISCRETION MANAGERS SOLE / SHARED / NONE
        --------------         ----------------- ----------- --------- ---------- -------- ---------- -------- --------------------
CDC Corp                             SHS A       G2022L 10 6     7,808  3,135,636    Sh       Sole      N/A            Sole
GLG Partners Inc                      COM        37929X 10 7         8      1,000    Sh       Sole      N/A            Sole
Citigroup Inc                         COM        172967 10 1     1,676    100,000    Sh       Sole      N/A            Sole
Wachovia Corp New                     COM        929903 10 2     1,553    100,000    Sh       Sole      N/A            Sole
China Sky One Medical Inc             COM        16941P 10 2       239     25,000    Sh       Sole      N/A            Sole
ChinaEdu Corp                      SPONS ADR     16945L 10 7     1,703    358,609    Sh       Sole      N/A            Sole